Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (8,340)	$ 5,487	$ 6,662
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(3,124)	(3,646)	(5,258)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(3,166)	(3,657)	(5,002)
Cross-currency Swap CDI x Dollar [Member] | Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(96)	81	211
Cash Flow Hedge On Exports [Member] | Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(2,992)	(3,763)	(4,871)
Swap Pounds Sterlings X Dollar [Member] | Interest rate risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			(297)
Swap IPCA X CDI [Member] | Interest rate risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(78)	25	(50)
Others [Member] | Interest rate risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			5
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ 42	$ 11	$ (256)